DEBT - Components of Long-Term Debt (Parenthetical) (Details) - SMP Holdings	Mar. 31, 2017	Dec. 31, 2016
Senior Secured Revolving Credit Facility Due November 2018
Line of Credit Facility [Line Items]
Variable interest rate	3.49%	3.27%
Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Stated interest rate	5.50%
Senior Notes Due April 2025
Line of Credit Facility [Line Items]
Stated interest rate	5.75%
Senior Notes Due March 2017
Line of Credit Facility [Line Items]
Stated interest rate		7.50%